Shareholders' Equity - Additional information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	May 23, 2023 USD ($) $ / shares shares	Jul. 31, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 07, 2023 $ / shares shares	Feb. 01, 2023 shares	Jul. 29, 2022 USD ($)	Jun. 01, 2021
Class of Stock [Line Items]
Common stock shares authorized				950,000,000			950,000,000		500,000,000	500,000,000
Proceeds from the issuance of common stock | $					$ 78,000		$ 77,780	$ 0	$ 138	$ 148,732
Number of day trailing variable weighted-average price of the Company's ADSs	5 days
Stock issued during period, value, issued for services | $				$ 791		$ 95	$ 791	$ 102	$ 138	$ 20,495
Ordinary shares, par value | $ / shares				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Amended and Restated Memorandum and Articles and Association [Member]
Class of Stock [Line Items]
Common stock shares authorized									500,000,000		600,000,000
Common stock shares authorized undesignated									100,000,000
Undesignated shares issued				0			0		0
Undesignated shares outstanding									0
Ordinary shares, par value | $ / shares											$ 0.0001
Second Amendment to Restated Memorandum and Articles of Association [Member]
Class of Stock [Line Items]
Common stock shares authorized											950,000,000
Common stock shares authorized undesignated				100,000,000			100,000,000
Ordinary shares, par value | $ / shares											$ 0.0001
Second Amendment to Restated Memorandum and Articles of Association [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock shares authorized												600,000,000
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred stock shares outstanding									0	0
Preferred Class B [Member]
Class of Stock [Line Items]
Preferred stock shares outstanding									0	0
Cowen Company LLC [Member] | ADR [Member]
Class of Stock [Line Items]
Stock issuance costs commission | $					2,200
Proceeds from the issuance of common stock | $					$ 77,800
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues										49,000,000
Stock issued during period, shares, issued for services				495,000		201,537	495,000	207,935	334,684	21,189,173
Stock issued during period, value, issued for services | $				$ 800			$ 800			$ 2
IPO [Member]
Class of Stock [Line Items]
Entity listing depository receipt ratio														7
IPO [Member] | ADR [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues			7,000,000
Shares issued, price per share | $ / shares			$ 18
IPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues			49,000,000
Over-Allotment Option [Member] | ADR [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues		892,831	892,831
Shares issued, price per share | $ / shares		$ 18
Over-Allotment Option [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues			6,249,817
At The Market Offering [Member] | Cowen Company LLC [Member] | ADR [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues					16,575,826
Sale of stock aggregate amount offered | $													$ 80,000
Shares issued, price per share | $ / shares					$ 4.83
Gross proceeds from the issuance of common stock | $					$ 80,000
Stock issuance costs commission | $					$ 2,000
At The Market Offering [Member] | Common Stock [Member] | Cowen Company LLC [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues					116,030,782
Shares issued, price per share | $ / shares					$ 0.69
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues	37,688,441
Shares issued, price per share | $ / shares	$ 1.99
Gross proceeds from the issuance of common stock | $	$ 75,000
Stock issuance costs commission | $	300
Proceeds from the issuance of common stock | $	74,700
Underwriting or placement agent fees | $	$ 0
Securities Purchase Agreement [Member] | ADR [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues	5,384,063
Shares issued, price per share | $ / shares	$ 13.93